1609(c) De-SPAC Projections, Future Performance - De-SPAC, Projection [Axis]: us-gaap:Revenues	Jul. 29, 2025
De-SPAC Projection, Future Performance [Line Items]
Projection, SPAC Future Performance Reflects the View of Management or Board of Directors [Flag]	false
Projection, Target Company Future Performance Reflects the View of Management or Board of Directors [Flag]	false
Projection No Longer Reflects the View of SPAC Management or Board of Directors, Purpose and Reasons for any Continued Reliance [Text Block]	THE PROJECTIONS DO NOT NECESSARILY REPRESENT THE CURRENT VIEW OF THE BUSINESS BY BTAB’S MANAGEMENT AND SHOULD NOT BE VIEWED AS AN INDICATOR OF PUBCO’S FUTURE PERFORMANCE. THE PROJECTIONS DO NOT TAKE INTO ACCOUNT ANY CIRCUMSTANCES OR EVENTS OCCURRING AFTER THE DATE THAT INFORMATION WAS PREPARED. READERS OF THIS PROXY STATEMENT/PROSPECTUS ARE CAUTIONED NOT TO PLACE UNDUE RELIANCE ON THE PROJECTIONS SET FORTH BELOW.
Projection No Longer Reflects the View of Target Company Management or Board of Directors, Purpose and Reasons for any Continued Reliance [Text Block]	NONE OF BTAB, IWAC, PUBCO, NOR ANY OF THEIR RESPECTIVE AFFILIATES, OFFICERS, DIRECTORS, ADVISORS OR OTHER REPRESENTATIVES HAS MADE OR MAKES ANY REPRESENTATION TO ANY BTAB SHAREHOLDER, IWAC SHAREHOLDER OR ANY OTHER PERSON REGARDING ULTIMATE PERFORMANCE COMPARED TO THE INFORMATION CONTAINED IN THE FINANCIAL PROJECTIONS OR THAT FINANCIAL AND OPERATING RESULTS WILL BE ACHIEVED.